Organization and Business Description (Details)					6 Months Ended
	Jan. 26, 2024 shares	Jul. 20, 2022 USD ($)	Jul. 20, 2022 JPY (¥)	Jan. 13, 2022 shares	Sep. 30, 2024 shares	Jul. 01, 2023	Jun. 30, 2023	Jan. 04, 2023	Oct. 26, 2022	Jul. 27, 2022
Organization and Business Description [Line Items]
Date of incorporation of entity					Dec. 28, 2006
Offers stock keeping units (in Shares)	597,015			625,000
Acquisition Under Common Control [Member]
Organization and Business Description [Line Items]
Total consideration cost		$ 2,842,173	¥ 392,673,800
Beauty Products [Member]
Organization and Business Description [Line Items]
Offers stock keeping units (in Shares)					52,000
Health Products [Member]
Organization and Business Description [Line Items]
Offers stock keeping units (in Shares)					23,900
Sundry Products [Member]
Organization and Business Description [Line Items]
Offers stock keeping units (in Shares)					45,700
Electronic Products [Member]
Organization and Business Description [Line Items]
Offers stock keeping units (in Shares)					4,500
Luxury Products [Member]
Organization and Business Description [Line Items]
Offers stock keeping units (in Shares)					620
Other Products [Member]
Organization and Business Description [Line Items]
Offers stock keeping units (in Shares)					38,400
Tokyo Lifestyle Co., Ltd. [Member]
Organization and Business Description [Line Items]
Equity interest percentage						100.00%
Kaika International [Member]
Organization and Business Description [Line Items]
Equity interest percentage							100.00%
Tokyo Lifestyle Limited [Member]
Organization and Business Description [Line Items]
Equity interest percentage		100.00%	100.00%						60.00%	100.00%
Reiwatakiya [Member]
Organization and Business Description [Line Items]
Equity interest percentage								40.00%
Seas Global Limited [Member]
Organization and Business Description [Line Items]
Equity interest percentage		100.00%	100.00%						60.00%
Board of Directors [Member] | Reiwatakiya [Member]
Organization and Business Description [Line Items]
Equity interest percentage									40.00%